5 year summary - Summary of Five Year Financial Information (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Information [Line Items]
Revenue	£ 7,110	£ 7,874	£ 7,492	£ 7,341	£ 6,889
Reported operating profit	1,525	2,101	1,964	1,905	1,708
Adjusted operating profit	2,076	2,491	2,346	2,284	2,114
Reported net profit attributable to RELX PLC shareholders	1,224	1,505	1,422	1,648	1,150
Adjusted net profit attributable to RELX PLC shareholders	£ 1,543	£ 1,808	£ 1,674	£ 1,620	£ 1,473
Reported earnings per ordinary share (pence)	£ 0.635	£ 0.774	£ 0.719
Adjusted earnings per ordinary share (pence)	0.801	0.930	0.847
RELX PLC [member]
Disclosure Of Financial Information [Line Items]
Reported earnings per ordinary share (pence)	63.5	77.4	71.9	£ 81.6	£ 55.8
Adjusted earnings per ordinary share (pence)	80.1	93.0	84.7	80.2	71.4
Dividend per ordinary share (pence)	£ 0.470	£ 0.457	£ 0.421	£ 0.394	£ 0.3595